UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21930

Oceanstone Fund

(Exact name of registrant as specified in charter)

13453 El Presidio Trail

San Diego, CA 92130

(Address of principal executive offices) (Zip code)

James J. Wang

P.O. Box 130982

Carlsbad, CA 92013

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 481-4123

Date of fiscal year end: June 30

Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

OCEANSTONE FUND

December 31, 2010

(Unaudited)

Oceanstone Fund

1-800-988-6290

www.oceanstonefund.com

Oceanstone Fund

Graphical Illustration

December 31, 2010 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors based on percentage of net assets.

                  *Net cash represents cash equivalents and other assets less liabilities.

	Oceanstone Fund
	Schedule of Investments
	December 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 74.49%

Arangement of Transportation of Freight & Cargo - 2.70%
30,000	Pacer International, Inc. *	205,200

Computer & Office Equipment - 8.91%
50,000	Dell, Inc. *	677,500

Footwear, (No Rubber) - 2.64%
20,000	Rocky Brands, Inc. *	200,600

Hospital & Medical Service Plans - 13.76%
15,000	Amerigroup Corp. *	658,800
5,000	Coventry Health Care, Inc. *	132,000
4,500	WellPoint, Inc. *	255,870
		1,046,670
Motor Vehicles & Passenger Car Bodies - 2.65%
12,000	Ford Motor Co. *	201,480

National Commerical Banks - 8.20%
24,000	Bank of America Corp.	320,160
5,000	PNC Financial Services Group, Inc.	303,600
		623,760
Petroleum Refining - 10.57%
22,000	Tesoro Corp. *	407,880
11,000	Valero Energy Corp.	254,320
13,400	Western Refining, Inc. *	141,772
		803,972
Retail-Auto Dealers & Gasoline Stations - 11.54%
12,000	Asbury Automotive Group, Inc. *	221,760
15,000	Lithia Motors, Inc. Class A	214,350
20,000	Penske Automotive Group, Inc. *	348,400
7,000	Sonic Automotive, Inc.	92,680
		877,190
Retail-Radio, TV & Consumer Electronics - 4.51%
10,000	Best Buy Co., Inc.	342,900

Wholesale-Electroic Parts & Equipment, NEC - 9.01%
20,000	Arrow Electronics, Inc. *	685,000

TOTAL FOR COMMON STOCKS (Cost $4,470,445) - 74.49%		5,664,272

SHORT TERM INVESTMENTS - 22.79%
1,732,765	Huntington Treasury Money Market IV 0.01% ** (Cost $1,732,765)	1,732,765

TOTAL INVESTMENTS (Cost $6,203,210) - 97.28%		7,397,037

ASSETS IN EXCESS OF OTHER LIABILITIES - 2.72%		207,384

NET ASSETS - 100.00%		$ 7,604,421

* Non-income producing securities during the period.
** Variable rate security: the coupon rate shown represents the yield on December 31, 2010.
The accompanying notes are an integral part of these financial statements.

Oceanstone Fund
Statement of Assets and Liabilities
December 31, 2010 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $6,203,210)	$ 7,397,037
Cash	216,378
Receivables:
Dividends and Interest	1,687
Total Assets	7,615,102
Liabilities:
Accrued Management Fees	10,681
Total Liabilities	10,681
Net Assets	$ 7,604,421

Net Assets Consist of:
Paid In Capital	$ 5,974,547
Accumulated Undistributed Net Investment Loss	(3,698)
Accumulated Undistributed Realized Gain on Investments	439,745
Unrealized Appreciation in Value of Investments	1,193,827
Net Assets, for 234,568 Shares Outstanding	$ 7,604,421

Net Asset Value Per Share	$ 32.42

The accompanying notes are an integral part of these financial statements.

Oceanstone Fund
Statement of Operations
For the six months ended December 31, 2010 (Unaudited)

Investment Income:
Dividends	$ 10,768
Interest	49
Total Investment Income	10,817

Expenses:
Advisory Fees (Note 3)	51,460
Total Expenses	51,460

Net Investment Loss	(40,643)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	637,106
Net Change in Unrealized Appreciation on Investments	819,673
Realized and Unrealized Gain on Investments	1,456,779

Net Increase in Net Assets Resulting from Operations	$ 1,416,136

The accompanying notes are an integral part of these financial statements.

Oceanstone Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	12/31/2010	6/30/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (40,643)	$ (31,145)
Net Realized Gain on Investments	637,106	1,308,587
Net Change in Unrealized Appreciation (Depreciation) on Investments	819,673	(315,373)
Net Increase in Net Assets Resulting from Operations	1,416,136	962,069

Distributions to Shareholders:
Realized Gains	(887,169)	(580,460)
Total Distributions Paid to Shareholders	(887,169)	(580,460)

Capital Share Transactions (Note 5)	2,326,737	2,847,968

Total Increase in Net Assets	2,855,704	3,229,577

Net Assets:
Beginning of Year	4,748,717	1,519,140

End of Year	$ 7,604,421	$ 4,748,717

The accompanying notes are an integral part of these financial statements.

Oceanstone Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months				Period *
	Ended	Years Ended			Ended
	12/31/2010	6/30/2010	6/30/2009	6/30/2008	6/30/2007

Net Asset Value, at Beginning of Period	$ 28.76	$ 21.26	$ 9.95	$ 12.24	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) **	(0.23)	(0.27)	(0.08)	(0.09)	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	8.44	13.49	11.39	(0.20)	2.24
Total from Investment Operations	8.21	13.22	11.31	(0.29)	2.26

Distributions:
Net Investment Income	0.00	0.00	0.00	0.00	(0.02)
Realized Gains	(4.55)	(5.72)	0.00	(2.00)	(0.00)
Total from Distributions	(4.55)	(5.72)	0.00	(2.00)	(0.02)

Net Asset Value, at End of Period	$ 32.42	$ 28.76	$ 21.26	$ 9.95	$ 12.24

Total Return ***	28.55%	62.05%	113.67%	(2.94)%	22.61%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 7,604	$ 4,749	$ 1,519	$ 679	$ 694
Ratio of Expenses to Average Net Assets ****	1.80%	1.80%	1.80%	1.80%	1.80%
Ratio of Net Investment Income (Loss) to Average Net Assets ****	(1.42)%	(0.88)%	(0.79)%	(0.73)%	0.20%
Portfolio Turnover	57.19%	131.82%	419.70%	403.27%	146.05%

* For the period November 9, 2006 (commencement of investment operations) through June 30, 2007.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
**** Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

OCEANSTONE FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010 (UNAUDITED)

Note 1. Organization

Oceanstone Fund, (the “Fund”) is a no-load, non-diversified, open-end investment company that was organized as a business trust under the laws of the State of Delaware pursuant to a Declaration of Trust dated June 26, 2006.  The Trust is permitted to issue an unlimited number of no par shares of beneficial interest in the Fund. The Fund’s investment objective is to seek capital appreciation. The Fund invests only in common stocks in U.S. stock market that the Fund's investment adviser believes are undervalued.

Note 2. Summary of Significant Accounting Policies

Codification:  The Financial Accounting Standards Board has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009.

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

The Fund follows the guidance of ASC 815 regarding "Disclosures about Derivative Instruments and Hedging Activities" effective January 1, 2009. This guidance requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  The Fund did not have any activity in derivatives for the six months ended December 31, 2010.

Security Valuation- The Fund’s assets are valued at the market value using market quotations. Common stocks in the Fund’s portfolio are valued at the last quoted sale price on the day the valuation is made. Those common stocks that are not traded on the valuation date are valued at the last bid price. When the market quotation of a stock is either not readily available or not reliable, the Adviser will determine the fair value of the stock in accordance with the guideline approved by the Fund’s Board of Trustees. As a general principle, the fair value of a stock is the price that the Fund may reasonably expect to receive for the stock upon its current sale.

Share Valuation- The price (net asset value) of the Fund’s shares is normally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The price is determined by dividing the value of its securities, plus all other assets and less all liabilities, by the number of shares outstanding.

OCEANSTONE FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010 (UNAUDITED)

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

Distributions to Shareholders- The Fund will distribute its net realized capital gains, if any, on an annual basis and substantially all of its net investment income in the form of dividends to its shareholders on an annual basis or more frequently at the discretion of the Fund. Distributions will be recorded on ex-dividend date.

Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events: Management has evaluated subsequent events through the date the financial statements were issued.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs," to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical

OCEANSTONE FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010 (UNAUDITED)

securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's assets carried at fair value:

                                                                              Investments                  Other Financial

Valuation Inputs:                                                  In Securities                     Instruments

Level 1 – Quoted Prices                                         $ 7,397,037                         $         -

Level 2 – Significant Other Observable Inputs                       -                                    -

Level 3 – Significant Unobservable Inputs                             -                                    -

Total                                                                       $ 7,397,037                         $         -

Note 3. Investment Management Agreement

The Fund has an investment advisory agreement (the “Agreement”) with Oceanstone Capital Management, Inc. (the “Advisor”) to furnish investment advisory and management services to the Fund.  Under this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.80%. The Advisor will pay all operating expenses of the Fund except for brokerage commissions, taxes, interest and management fees. For the six months ended December 31, 2010, the Adviser earned a fee of $51,460 from the Fund, of which the Fund owed the Adviser $10,681 as of December 31, 2010.

Note 4. Related Party Transactions

James J. Wang is the control person of the Adviser and also serves as a trustee and officer of the Fund. James Wang receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

Note 5. Capital Stock

The Fund is authorized to issue an unlimited number of shares with no par value of separate series. Paid in capital at December 31, 2010 was $5,974,547 representing 234,568 shares outstanding. Transactions in capital stock were as follows:

	Six Months Ended 12/31/2010		Fiscal Year Ended 6/30/2010
	Shares	Amount	Shares	Amount
Shares Sold	56,745	$1,915,288	83,683	$2,589,912
Shares Reinvested	27,292	885,102	20,085	580,460
Shares Redeemed	(14,461)	(473,653)	(10,139)	(322,404)
Net Increase	69,576	$2,326,737	93,629	$2,847,968

Note 6. Investment Transactions

For the six months ended December 31, 2010, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,998,270 and $2,681,471, respectively.

Note 7. Tax Matters

For Federal income tax purposes, the cost of investments owned at December 31, 2010 was $6,203,210.

At December 31, 2010, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,269,913	$(76,086)	$1,193,827

OCEANSTONE FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010 (UNAUDITED)

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Value
Accumulated Undistributed Realized Gain on Investments	$439,745
Unrealized Appreciation on Investments	1,193,827
$1,633,572

On December 27, 2010, the Fund paid a short term capital gain dividend of $2.7887 per share and a long term capital gain dividend of $1.7636 per share totaling $887,169.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2010, the Fusion Group, Inc. Retirement Trust owns 35.89% of the Fund shares.

Oceanstone Fund
Expense Illustration
December 31, 2010 (Unaudited)

Expense Example

As a shareholder of the Oceanstone Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2010 through December 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information asbout hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2010	December 31, 2010	July 1, 2010 to December 31, 2010

Actual	$1,000.00	$1,285.50	$10.37
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,016.13	$9.15

* Expenses are equal to the Fund's annualized expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

OCEANSTONE FUND

TRUSTEES AND OFFICERS

DECEMBER 31, 2010 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address and Year of Birth	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Rajendra Prasad 1310 East Ocean Boulevard, #1401 Long Beach, CA 90802 1945	Trustee since 2006	Mr. Prasad is the founder and president of Prasad Growth Fund, a registered investment company, since 1998. Mr. Prasad is also a part-time practicing physician.
Wei-Wei Zhang 13203 Haxton Pl. San Diego, CA 92130 1957	Trustee since May of 2008

Mr. Zhang is the president and CEO of Acrotics Corp. since April of 2008 and the President of Yanda Medical Research Institute in Beijing, China since May of 2010. He was the president and CEO of GenWay Biotech, Inc., from 2001 to April of 2008."

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Year of Birth	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
James J. Wang[1] PO Box 130982 Carlsbad, CA 92013 1963	Trustee, Treasurer, President and Chief Compliance Officer since 2006

James Wang is actively engaged in the management of his personal accounts in stock markets. James Wang is the president, a director, and a shareholder of Oceanstone Capital Management, Inc., the Fund’s investment adviser.

1 James J. Wang is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Advisor.

OCEANSTONE FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2010 (UNAUDITED)

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 988-6290 to request a copy of the SAI or to make shareholder inquiries.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Fund’s first and third fiscal quarters end on September 30 and March 31. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 988-6290.

Board of Trustees

James J. Wang

Rajendra Prasad

Wei-Wei Zhang

Investment Adviser

Oceanstone Capital Management, Inc.

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Meyler & Company, LLC

This report is provided for the general information of the shareholders of the Oceanstone Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oceanstone Fund

By: /s/ James J. Wang

James J. Wang

President

Date:          02/25/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James J. Wang

James J. Wang

President

Date:          02/25/2011

By: /s/ James J. Wang

James J. Wang

Chief Financial Officer

Date:          02/25/2011